Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2022
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)	Selected Quarterly Financial Data (Unaudited)

Effective January 1, 2023, the Company adopted LDTI using the modified retrospective transition method relating to liabilities for traditional and limited payment contracts and deferred policy acquisition costs associated therewith; and on a retrospective basis, in relation to market risk benefits ("MRBs"). See Note 2 of the Notes to Consolidated Financial Statements for further description of the adoption of this new accounting principle.

The following table contains quarterly financial information recast for the years ended December 31, 2022 and 2021 (in millions):

	Three Months Ended
	March 31,		June 30,		September 30,		December 31,
	2022	2021	2022	2021	2022	2021	2022	2021
Revenues
Fee income	$1,997	$1,890	$1,920	$1,976	$1,893	$2,047	$1,861	$2,081
Premiums	31	31	26	31	30	30	22	30
Net investment income:
Net investment income excluding funds withheld assets	398	537	355	450	335	472	378	493
Net investment income on funds withheld assets	260	291	364	294	313	299	317	304
Total net investment income	658	828	719	744	648	771	695	797
Net gains (losses) on derivatives and investments:
Net gains (losses) on derivatives and investments	(1,566)	(2,839)	2,940	(388)	(194)	(421)	(4,198)	(1,698)
Net gains (losses) on funds withheld reinsurance treaties	1,028	898	1,077	(768)	555	(115)	(474)	(36)
Total net gains (losses) on derivatives and investments	(538)	(1,941)	4,017	(1,156)	361	(536)	(4,672)	(1,734)
Other income	20	23	20	31	19	17	25	22
Total revenues	2,168	831	6,702	1,626	2,951	2,329	(2,069)	1,196

Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	288	255	261	214	240	280	246	155
(Gain) loss from updating future policy benefits cash flow assumptions, net	15	48	14	6	(39)	(15)	(26)	2
Market risk benefits (gains) losses, net	(1,907)	(6,522)	1,184	1,512	(913)	1,066	(1,900)	(22)
Interest credited on other contract holder funds, net of deferrals and amortization	195	212	206	207	223	205	235	201
Interest expense	5	6	6	7	8	4	18	5
Operating costs and other expenses, net of deferrals	631	631	532	655	568	666	602	737
Amortization of deferred acquisition costs	316	331	308	328	304	327	297	319
Total benefits and expenses	(457)	(5,039)	2,511	2,929	391	2,533	(528)	1,397
Pretax income (loss)	2,625	5,870	4,191	(1,303)	2,560	(204)	(1,541)	(201)
Income tax expense (benefit)	395	1,118	854	(246)	661	(98)	(380)	(94)
Net income (loss)	2,230	4,752	3,337	(1,057)	1,899	(106)	(1,161)	(107)